Income tax benefit (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax benefit
Skattekreditordningen R&D tax credit,max	kr 25,000
Tax value of research and development expenses	5,500
Income tax receipt	5,999	kr 0	kr 5,500
Tax losses	kr 108,000	kr 0	kr 156,500